LONG-TERM INCENTIVE PLANS - Stock option activity (Details) - Stock options	12 Months Ended
	Dec. 31, 2019 Options R$ / shares	Dec. 31, 2018 Options R$ / shares	Dec. 31, 2017 Options R$ / shares
Number of shares
Balance, beginning of year | Options	15,480	292,391	569,115
Options Exercised | Options		(33,499)
Options Forfeited | Options	(15,480)	(243,412)	(276,724)
Balance, end of year | Options		15,480	292,391
Average exercise price in the year
Beginning of year | R$ / shares	R$ 16.72	R$ 17.91	R$ 16.64
Options Exercised | R$ / shares		14.86
Options Forfeited | R$ / shares	16.72	18.62	15.11
End of year | R$ / shares	R$ 16.72	R$ 16.72	R$ 17.91